Cash and cash equivalents (Details Textual) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	₨ 4,098	$ 43	₨ 4,997	₨ 4,106
Restricted cash and cash equivalents	₨ 974	$ 10	₨ 454	₨ 440